Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Restructuring, acquisition, integration and other, net	$ 35,309	$ 44,768	$ 27,762
Impairments	$ 0	(12,829)
Affiliated Entity
Related Party Transaction [Line Items]
Impairments		$ (12,800)
Notes Receivable from Related Party | Affiliated Entity
Related Party Transaction [Line Items]
Interest rate on loans to related parties		10.00%
Notes Receivable from Related Party | Affiliated Entity | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Note receivable from related party		$ 10,600
Write-Off of Advances to Suppliers | Affiliated Entity
Related Party Transaction [Line Items]
Restructuring, acquisition, integration and other, net		$ 4,600